CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (1,554)	$ (2,296)	$ (3,399)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	58	48	43
Amortization	9	10	12
Provision for expected credit losses	1	1	7
Gain on disposal or receipt of principal repayment from investment in securities	0	0	(76)
Changes in the fair value of investment in equity securities recognized at fair value	39	161	2,110
Unrealized foreign exchange (gain) loss	(510)	601	(85)
Net changes in:
Accounts receivable	32	85	(35)
Prepaid expenses	(34)	(16)	7
Prepaid licensing and royalty fees	121	(122)	152
Prepaid pension assets	(41)	(37)	9
Other assets	(479)	(284)	272
Accounts payable	19	(6)	(9)
Accrued expenses	365	(437)	31
Other liabilities		(41)	(232)
Net cash used in operating activities	(1,974)	(2,333)	(1,193)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investment in securities	(4,205)	(1,063)	(105)
Purchases of property, plant and equipment	(44)	(46)	(52)
Increase in intangible assets	(6)	(4)	(6)
Increase in refundable deposits	(7)
Proceeds from disposal or receipt of principal repayment from investment in securities			1,000
Net cash provided by (used in) investing activities	(4,262)	(1,113)	837
CASH FLOWS FROM FINANCING ACTIVITIES:
Net foreign currency exchange differences on cash, cash equivalents and restricted cash	195	(243)	32
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(6,041)	(3,689)	(324)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	35,094	38,783	39,107
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	29,053	$ 35,094	$ 38,783
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax paid during the year	$ (4)